Long-term debt - Long-term debt (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2025 CAD ($) tranche	Sep. 30, 2025 USD ($)	Mar. 31, 2025 CAD ($)	Sep. 30, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,637,835,000			$ 2,688,308,000
Current portion	845,253,000			999,000
Long-term debt	2,792,582,000			2,687,309,000
2021 U.S. Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,386,564,000			1,342,758,000
Number of notes | tranche	2
2021 U.S. Senior Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	$ 1,000,000,000
Borrowings less financing fees	$ 1,393,100,000
2021 U.S. Senior Notes | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity term	3 years
Borrowings, interest rate	1.79%	1.79%
2021 U.S. Senior Notes | Less than one year
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	$ 835,860,000	$ 600,000
2021 U.S. Senior Notes | Beyond five years
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	557,240,000	$ 400,000
2021 CAD Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 597,892,000			597,212,000
Borrowings, interest rate	2.10%	2.10%
2021 CAD Senior Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	$ 600,000,000
2021 CAD Senior Notes | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	600,000,000
2024 CAD Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	747,001,000			746,144,000
2024 CAD Senior Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	$ 750,000,000
2024 CAD Senior Notes | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.08%	4.08%
2024 CAD Senior Notes | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	$ 300,000,000
2024 CAD Senior Notes | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	450,000,000
2025 U.S. Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	894,509,000			0
2025 U.S. Senior Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings less financing fees			$ 650,000,000
2025 U.S. Senior Notes | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.95%
2025 U.S. Senior Notes | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	905,515,000	$ 650,000
Other long-term debt
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 11,869,000			$ 2,194,000